CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE

Offering and Share Repurchase Transactions

On May 15, 2017, the Company completed the offer and sale of 27,769,248 ADSs (equivalent to 83,307,744 ordinary shares) and 81,995,799 ordinary shares, representing a total of 165,303,543 ordinary shares in aggregate with gross proceeds amounting to $1,163,186, with offering expenses of $3,686 for the offering being reimbursed by a subsidiary of Crown as described below (the “Offering”). The Offering was made as follows: i) 15,769,248 ADSs (equivalent to 47,307,744 ordinary shares) to the underwriters for resale in an underwritten public offering; ii) 81,995,799 ordinary shares to the underwriters which they used to satisfy the return obligations of their respective affiliates for ADSs borrowed by such affiliates representing 81,995,799 ordinary shares from Melco Leisure and Entertainment Group Limited, the single largest shareholder of the Company which is wholly owned by Melco International, in conjunction with the termination and hedge unwind of certain cash-settled swap transactions entered into in December 2016; and iii) 12,000,000 additional ADSs purchased by one of the underwriters. The Company repurchased 165,303,544 ordinary shares from a subsidiary of Crown concurrently with the Offering at an aggregate price of $1,163,186 which was partially settled by the net proceeds of $1,159,500 from the Offering and the remaining amount of $3,686 being reimbursed by a subsidiary of Crown and not reflected in the transaction costs as described above. Following the completion of this share repurchase, the 165,303,544 repurchased shares were cancelled.

On May 9, 2016, the Company completed a repurchase of 155,000,000 of its ordinary shares (equivalent to 51,666,666 ADSs) from a subsidiary of Crown for an aggregate purchase price of $800,839, at an average market price of $15.50 per ADS or $5.1667 per share. The total cost for these repurchased shares, which comprised the purchase price and all incidental expenses, amounted to $803,171 was recorded as treasury shares and following the completion of this share repurchase, the 155,000,000 repurchased shares were cancelled.

Treasury Shares

The Company’s treasury shares represent i) new shares issued by the Company and held by the depositary bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan as described in Note 16 and held by a trustee until the termination of the trust in April 2016 as described below, to facilitate the future vesting of restricted shares in selected directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program (as described below) pending for retirement.

New Shares Issued by the Company

During the years ended December 31, 2017, 2016 and 2015, the Company issued 2,504,721, nil and 940,419 ordinary shares to its depositary bank for future vesting of restricted shares and exercise of share options, respectively. The Company issued 950,320, 303,318 and 136,809 of these ordinary shares upon vesting of restricted shares; and 3,363,159, 1,789,929 and 1,368,747 of these ordinary shares upon exercise of share options during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had balances of 9,015,012 and 10,823,770 newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options, respectively.

Shares Purchased under a Trust Arrangement

On May 15, 2013, the Board of Directors of the Company authorized a trustee to purchase the Company’s ADSs from the open market for the purpose of satisfying its obligation to deliver ADSs under its 2011 Share Incentive Plan (“Share Purchase Program”). Under the Share Purchase Program, the trustee was authorized to purchase ADSs from the open market at the price ranges to be determined by the Company’s management from time to time. The purchased ADSs were to be delivered to the directors, eligible employees and consultants upon vesting of the restricted shares. Following the delisting of the Company’s ordinary shares from The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) in July 2015, the Company terminated the trust and the trustee approved the termination on April 26, 2016.

During the year ended December 31, 2016, no ordinary shares were purchased under a trust arrangement, while the remaining 18,213 ordinary shares previously purchased under a trust arrangement were transferred back to the Company upon the termination of the trust and delivered to directors and eligible employees upon the vesting of restricted shares. During the year ended December 31, 2015, no ordinary shares were purchased under a trust arrangement, while 466,203 ordinary shares purchased under a trust arrangement were delivered to directors and eligible employees to satisfy the vesting of restricted shares.

Shares Repurchased for Retirement

On August 7, 2014, the Board of Directors of the Company authorized the repurchase of the Company’s ADSs of up to an aggregate of $500,000 under a stock repurchase program (the “2014 Stock Repurchase Program”) for shares retirement. Under the 2014 Stock Repurchase Program, the Company was authorized to repurchase ADSs from the open market at the price ranges determined by the Company’s management from time to time. The 2014 Stock Repurchase Program expired following the 2015 share repurchase mandate granted by the shareholders at the annual general meeting of the Company held on May 20, 2015 (as describe below).

On May 20, 2015, the Board of Directors of the Company authorized the repurchase of the Company’s ADSs of up to an aggregate of $500,000 under a stock repurchase program (the “2015 Stock Repurchase Program”) for shares retirement. Under the 2015 Stock Repurchase Program, the Company was authorized to repurchase ADSs from the open market at the price ranges determined by the Company’s management from time to time. Upon the conclusion of the annual general meeting of the Company held on May 18, 2016, the 2015 Stock Repurchase Program expired.

During the year ended December 31, 2016, no ordinary share was repurchased and retired under the 2015 Stock Repurchase Program. During the year ended December 31, 2015, no ordinary share was repurchased under the 2015 Stock Repurchase Program and the 2014 Stock Repurchase Program, while 3,717,816 ordinary shares repurchased under the 2014 Stock Repurchase Program were retired. As of December 31, 2016, there was no outstanding repurchased ordinary shares pending for future retirement.

As of December 31, 2017 and 2016, the Company had 1,478,429,243 and 1,475,924,523 issued ordinary shares, and 9,015,012 and 10,823,770 treasury shares, with 1,469,414,231 and 1,465,100,753 ordinary shares outstanding, respectively.

On March 21, 2018, the Board of Directors of the Company authorized the repurchase of the Company’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period commenced from March 21, 2018 under a share repurchase program (the “2018 Share Repurchase Program”). Purchases under the 2018 Share Repurchase Program may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule 10b-18 of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased will be determined by the Company’s management based on its evaluation of market conditions, trading prices, applicable laws and other factors. The 2018 Share Repurchase Program may be suspended, modified or terminated by the Company at any time prior to its expiration.